LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2012
LONG-TERM LIABILITIES [Abstract]
LONG-TERM LIABILITIES
16.	LONG-TERM LIABILITIES

In connection with the acquisition of the intangible assets relating to a game license, the Company was required to make certain cash payments by installment. The total cash installment payments amounted to $55,000,000 with a present value of $53,460,269 on the acquisition date. The Company has recorded the outstanding current and noncurrent payment liabilities of $25,000,000 and $18,660,000 under accounts payable and long-term liabilities, respectively as of December 31, 2012.